T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO
September 30, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

ARGENTINA 0.3%
			COLOMBIA 4.1%
Government Bonds 0.3%
Republic of Argentina,			Corporate Bonds 1.4%
5.625%, 1/26/22 (USD)	31,000	14	Empresas Public de Medellin,
Total Argentina			7.625%, 9/10/24 (1)	240,000,000	73
(Cost $31)		14			73

BRAZIL 10.7%			Government Bonds 2.7%
			Republic of Colombia,
Government Bonds 10.7%			6.00%, 4/28/28	150,000,000	44
Brazil Notas do Tesouro Nacional,			Republic of Colombia,
Series B,			7.00%, 5/4/22	110,000,000	33
6.00%, 5/15/45	32,396	11	Republic of Colombia,
Brazil Notas do Tesouro Nacional,			7.50%, 8/26/26	132,000,000	42
Series F,			Republic of Colombia,
10.00%, 1/1/21	200,000	51	10.00%, 7/24/24	53,600,000	19
Brazil Notas do Tesouro Nacional,					138
Series F,
10.00%, 1/1/23	945,000	253	Total Colombia
Brazil Notas do Tesouro Nacional,			(Cost $270)		211
Series F,
10.00%, 1/1/25	825,000	227	EGYPT 1.5%
Total Brazil
(Cost $546)		542	Government Bonds 1.5%
			Arab Republic of Egypt,
CHILE 1.8%			15.90%, 9/9/24	230,000	15
			Arab Republic of Egypt Treasury
Government Bonds 1.8%			Bills, 15.50%, 2/4/20	600,000	35
			Arab Republic of Egypt Treasury
Bonos de la Tesoreria de la			Bills, 17.45%, 12/3/19	450,000	27
Republica,
4.50%, 3/1/26	60,000,000	92	Total Egypt
Total Chile			(Cost $74)		77
(Cost $93)		92
			HUNGARY 3.3%
CHINA 1.8%
			Government Bonds 3.3%
Government Bonds 1.8%			Republic of Hungary,
			3.00%, 10/27/27	23,560,000	85
China 3.68%, Development 2/26/26 Bank,	200,000	28	Republic of Hungary,
People's Republic of China,			6.00%, 11/24/23	19,980,000	79
3.22%, 12/6/25	230,000	32	Total Hungary
People's Republic of China,			(Cost $180)		164
3.57%, 6/22/24	200,000	29
Total China
(Cost $92)		89

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

INDONESIA 10.6%			United Mexican States,
			10.00%, 12/5/24	2,146,000	125

Corporate Bonds 4.3%			Total Mexico
Jasa Marga (Persero),			(Cost $565)		567
7.50%, 12/11/20 (1)	800,000,000	55
Standard Chartered Bank, CLN			NIGERIA 0.4%
(Reference: Republic of
Indonesia),
9.00%, 3/19/29 (1)	2,100,000,000	164	Government Bonds 0.4%
			Republic of Nigeria Treasury Bill,
		219	12.283%, 11/21/19	4,800,000	13

Government Bonds 6.3%			Republic of Nigeria Treasury Bill,
			13.358%, 12/26/19	3,000,000	8
Republic of Indonesia,
5.625%, 5/15/23	1,547,000,000	106	Total Nigeria
Republic of Indonesia,			(Cost $21)		21
6.125%, 5/15/28	3,280,000,000	215

		321	PERU 1.6%

Total Indonesia			Corporate Bonds 0.4%
(Cost $568)		540	Banco de Credito del Peru,
			4.85%, 10/30/20 (1)	61,000	18
MALAYSIA 3.1%
					18

Government Bonds 3.1%			Government Bonds 1.2%
Government of Malaysia,			Republic of Peru,
4.232%, 6/30/31	10,000	3	6.90%, 8/12/37	160,000	58
Government of Malaysia,
4.39%, 7/7/23	290,000	72			58
Government of Malaysia,			Total Peru
4.935%, 9/30/43	287,000	80	(Cost $74)		76
Total Malaysia
(Cost $148)		155	POLAND 4.7%

MEXICO 11.2%			Government Bonds 4.7%
			Republic of Poland,
Government Bonds 11.2%			2.50%, 7/25/26	315,000	81
Mexican Udibonos, Inflation-Indexed,			Republic of Poland,
4.50%, 12/4/25	446,742	24	2.75%, 10/25/29	100,000	27
Petroleos Mexicanos,			Republic of Poland,
6.50%, 3/13/27 (USD)	20,000	21	5.75%, 9/23/22	470,000	131
Petroleos Mexicanos,			Total Poland
6.84%, 1/23/30 (USD) (1)	10,000	10	(Cost $246)		239
United Mexican States,
7.50%, 6/3/27	3,110,000	164
United Mexican States,
7.75%, 5/29/31	3,570,000	192
United Mexican States,
8.50%, 5/31/29	550,000	31

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

ROMANIA 2.7%			Republic of South Africa,
			10.50%, 12/21/26	1,966,000	145

Government Bonds 2.7%			Total South Africa
Republic of Romania,			(Cost $476)		446
2.124%, 7/16/31 (EUR) (1)	15,000	17
Republic of Romania,			SRI LANKA 2.1%
4.75%, 2/24/25	295,000	71

Republic of Romania,			Government Bonds 2.1%
5.95%, 6/11/21	210,000	50
			Republic of Sri Lanka,
Total Romania			11.00%, 8/1/24	19,000,000	107
(Cost $144)		138
			Total Sri Lanka
			(Cost $125)		107
RUSSIA 8.2%

Government Bonds 8.2%			THAILAND 3.0%

Russian Federation,			Government Bonds 3.0%
6.90%, 5/23/29	5,580,000	86
Russian Federation,			Kingdom of Thailand,
7.10%, 10/16/24	5,050,000	79	3.40%, 6/17/36	1,400,000	59
Russian Federation,			Kingdom of Thailand,
8.15%, 2/3/27	15,009,000	250	3.775%, 6/25/32	2,242,000	92

Total Russia			Total Thailand
(Cost $422)		415	(Cost $120)		151

SERBIA 1.6%			TURKEY 1.8%

Government Bonds 1.6%			Government Bonds 1.8%
Republic of Serbia,			Republic of Turkey,
5.875%, 2/8/28	3,290,000	36	10.60%, 2/11/26	555,000	88
Republic of Serbia,			Total Turkey
10.00%, 2/5/22	4,130,000	45	(Cost $117)		88

Total Serbia
(Cost $74)		81	SHORT-TERM INVESTMENTS 13.3%

			MONEY MARKET FUNDS 13.3%
SOUTH AFRICA 8.8%
			T. Rowe Price Government Reserve
Government Bonds 8.8%			Fund, 2.00% (2)(3)	672,179	672
Republic of South Africa,			Total Short-Term Investments
7.00%, 2/28/31	2,255,000	126	(Cost $672)		672
Republic of South Africa,
7.75%, 2/28/23	450,000	30
Republic of South Africa,
8.00%, 1/31/30	514,000	32
Republic of South Africa,
8.75%, 1/31/44	650,000	38
Republic of South Africa,
8.75%, 2/28/48	1,285,000	75

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

$ Value
(Cost and value in $000s)

Total Investments in Securities 96.6%

(Cost $5,058)	$4,885
Other Assets Less Liabilities 3.4%	174
Net Assets 100%	$5,059

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $337 and represents 6.7% of net assets.
(2)	Seven-day yield
(3)	Affiliated Companies
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
6M PLN WIBOR	Six month PLN WIBOR (Warsaw interbank offered rate)
BRL	Brazilian Real
BRL CDI	One day Brazilian Interbank Deposit Rate
CAD	Canadian Dollar
CHF	Swiss Franc
CLN	Credit Linked Note
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
LKR	Sri Lankan Rupee
MXIBTIIE	Mexico Interbank 28 Day interest rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian New Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	New Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UAH	Ukraine Hryvnia
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

(Amounts In 000s)
SWAPS 0.6%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)
BILATERAL SWAPS 0.5%

Credit Default Swaps, Protection Bought 0.0%

Egypt 0.0%
HSBC Bank, Protection Bought (Relevant Credit: Government of Egypt,
5.75%, 4/29/20), Pay 1.00% Quarterly, Receive upon credit default,
6/20/24 (USD)	24	1	2	(1)

Total Egypt			2	(1)

Mexico 0.0%
Barclays Bank, Protection Bought (Relevant Credit: United Mexican
States, 4.15%, 3/28/27), Pay 1.00% Quarterly, Receive upon credit
default, 6/20/24 (USD)	13	—	—	—
Goldman Sachs, Protection Bought (Relevant Credit: United Mexican
States, 4.15%, 3/28/27), Pay 1.00% Quarterly, Receive upon credit
default, 6/20/24 (USD)	35	1	1	—

Total Mexico			1	—

Total Bilateral Credit Default Swaps, Protection Bought			3	(1)

Interest Rate Swaps 0.5%

Brazil 0.5%
Goldman Sachs, 3 Year Interest Rate Swaps, Receive Fixed 5.80% At
Termination, Pay Variable 5.40% (BRL CDI) At Termination, 7/1/22	100	—	—	—
Goldman Sachs, 4 Year Interest Rate Swap, Receive Fixed 8.65% At
Termination, Pay Variable 5.40% (BRL CDI) At Termination, 7/1/22	150	3	—	3
Goldman Sachs, 4 Year Interest Rate Swap, Receive Fixed 9.525% At
Termination, Pay Variable 5.40% (BRL CDI) At Termination, 1/3/22	860	24	—	24

Total Brazil			—	27

Total Bilateral Interest Rate Swaps			—	27

Total Bilateral Swaps			3	26

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

(Amounts In 000s)
	Notional		Initial	Unrealized $
Description	Amount	$ Value	$ Value	Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%

Interest Rate Swaps 0.1%

Mexico 0.1%
5 Year Interest Rate Swap, Receive Fixed 7.485% Monthly, Pay Variable
8.26% (MXIBTIIE) Monthly 6/5/24	800	2	1	1
5 Year Interest Rate Swap, Receive Fixed 8.71% Monthly, Pay Variable
8.183% (MXIBTIIE) Monthly 12/13/23	700	3	—	3
Total Mexico				4

Poland 0.0%
5 Year Interest Rate Swap, Receive Fixed 2.536% Annually, Pay Variable
1.79% (6M PLN WIBOR) Semi-Annually 9/28/23	250	2	—	2
Total Poland				2

United States 0.0%
3 Year Interest Rate Swap, Receive Fixed 1.671% Semi-Annually, Pay
Variable 2.102% (3M USD LIBOR) Quarterly 12/8/20	50	—	—	—
Total United States				—

Total Centrally Cleared Interest Rate Swaps				6
Total Centrally Cleared Swaps				6
Net payments (receipts) of variation margin to date				(7)
Variation margin receivable (payable) on centrally cleared swaps				(1)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

(Amounts In 000s)

Forward Currency Exchange Contracts
					Unrealized
Counterparty	Settlement		Receive	Deliver	Gain/(Loss)
Bank of America, N.A.	10/18/19	CZK	2,812USD	124	$ (5)
Bank of America, N.A.	10/18/19	RUB	610USD	10	—
Bank of America, N.A.	10/18/19	USD	25CZK	588	—
Bank of America, N.A.	10/18/19	USD	55HUF	15,790	3
Bank of America, N.A.	12/10/19	EUR	23RUB	1,667	—
Bank of America, N.A.	12/13/19	USD	8ZAR	119	—
Barclays Bank	10/4/19	INR	414USD	6	—
Barclays Bank	10/4/19	USD	2IDR	35,412	—
Barclays Bank	11/8/19	CLP	2,354USD	3	—
Barclays Bank	12/6/19	PHP	326USD	6	—
Barclays Bank	12/13/19	USD	51SGD	70	—
Barclays Bank	1/10/20	USD	7ZAR	117	—
Barclays Bank	1/16/20	IDR	35,412USD	3	—
BNP Paribas	10/4/19	USD	3INR	179	—
BNP Paribas	10/11/19	PEN	86USD	25	—
BNP Paribas	10/11/19	USD	118PEN	390	3
BNP Paribas	10/18/19	CZK	1,406USD	62	(2)
BNP Paribas	10/18/19	RON	199USD	47	(1)
BNP Paribas	10/18/19	USD	8RON	35	—
BNP Paribas	11/8/19	CLP	1,177USD	2	—
BNP Paribas	11/8/19	USD	26CLP	18,711	1
BNP Paribas	11/8/19	USD	9COP	29,833	—
BNP Paribas	11/15/19	PLN	319USD	83	(3)
BNP Paribas	12/3/19	BRL	17USD	4	—
BNP Paribas	12/6/19	MYR	92USD	22	—
BNP Paribas	12/6/19	THB	622USD	20	—
BNP Paribas	12/13/19	USD	8ZAR	119	—
Citibank	10/2/19	BRL	160USD	39	—
Citibank	10/2/19	USD	38BRL	160	—
Citibank	10/4/19	INR	1,691USD	24	(1)
Citibank	10/4/19	USD	1IDR	17,705	—
Citibank	10/4/19	USD	99TWD	3,065	—
Citibank	10/18/19	RSD	3,810USD	36	(1)
Citibank	10/18/19	USD	17RON	70	1
Citibank	11/8/19	USD	31LKR	5,495	1
Citibank	11/15/19	PLN	319USD	83	(3)
Citibank	11/22/19	CHF	25EUR	23	—
Citibank	11/22/19	USD	16CHF	16	—
Citibank	12/6/19	PHP	326USD	6	—
Citibank	12/6/19	THB	1,240USD	41	—
Citibank	12/13/19	USD	15ZAR	238	—
Citibank	1/16/20	IDR	17,705USD	1	—
Credit Suisse	10/4/19	USD	3IDR	35,410	—
Credit Suisse	1/16/20	IDR	17,705USD	1	—
Credit Suisse	1/16/20	IDR	17,705USD	1	—
Deutsche Bank	12/13/19	UAH	317USD	12	—
Goldman Sachs	10/4/19	TWD	4,806USD	155	—
Goldman Sachs	10/18/19	RUB	5,111USD	80	(2)
Goldman Sachs	1/16/20	USD	156TWD	4,806	—
HSBC Bank	10/4/19	IDR	1,080,265USD	76	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

(Amounts In 000s)

Forward Currency Exchange Contracts (continued)
					Unrealized
Counterparty	Settlement		Receive	Deliver	Gain/(Loss)
HSBC Bank	10/4/19	TWD	181USD	6	$ —
HSBC Bank	10/4/19	USD	16IDR	237,680	—
HSBC Bank	10/4/19	USD	51TWD	1,611	(1)
HSBC Bank	10/4/19	USD	10TWD	311	—
HSBC Bank	10/11/19	PEN	397USD	118	(1)
HSBC Bank	10/31/19	USD	44EUR	39	1
HSBC Bank	11/8/19	USD	35LKR	6,236	1
HSBC Bank	11/22/19	USD	16CHF	16	—
HSBC Bank	12/6/19	MYR	360USD	85	—
HSBC Bank	12/6/19	MYR	162USD	39	—
HSBC Bank	12/6/19	THB	1,640USD	54	—
HSBC Bank	12/6/19	THB	620USD	20	—
HSBC Bank	12/6/19	USD	6MYR	25	—
JPMorgan Chase	10/2/19	BRL	447USD	114	(6)
JPMorgan Chase	10/2/19	BRL	1,132USD	272	1
JPMorgan Chase	10/2/19	USD	208BRL	865	—
JPMorgan Chase	10/2/19	USD	185BRL	715	13
JPMorgan Chase	10/4/19	INR	1,809USD	25	—
JPMorgan Chase	10/4/19	USD	21IDR	297,389	—
JPMorgan Chase	10/11/19	USD	4PEN	14	—
JPMorgan Chase	10/18/19	CZK	1,291USD	56	(1)
JPMorgan Chase	10/18/19	HUF	4,650USD	16	(1)
JPMorgan Chase	10/18/19	RON	354USD	84	(3)
JPMorgan Chase	10/18/19	RSD	1,596USD	15	—
JPMorgan Chase	10/18/19	RUB	2,013USD	32	(1)
JPMorgan Chase	10/18/19	TRY	584USD	99	4
JPMorgan Chase	10/18/19	USD	16CZK	358	—
JPMorgan Chase	10/18/19	USD	34HUF	9,785	2
JPMorgan Chase	10/18/19	USD	25RON	106	1
JPMorgan Chase	10/18/19	USD	10RSD	1,011	—
JPMorgan Chase	10/18/19	USD	95RUB	6,229	(1)
JPMorgan Chase	10/18/19	USD	93RUB	5,940	2
JPMorgan Chase	10/18/19	USD	38TRY	217	—
JPMorgan Chase	10/31/19	USD	14EUR	13	—
JPMorgan Chase	11/8/19	CLP	6,004USD	9	—
JPMorgan Chase	11/8/19	COP	8,696USD	3	—
JPMorgan Chase	11/8/19	USD	4CLP	3,006	—
JPMorgan Chase	11/8/19	USD	9COP	30,681	—
JPMorgan Chase	11/15/19	PLN	70USD	18	—
JPMorgan Chase	11/22/19	MXN	1,657USD	85	(1)
JPMorgan Chase	11/22/19	USD	17CHF	17	—
JPMorgan Chase	11/22/19	USD	76MXN	1,515	—
JPMorgan Chase	11/22/19	USD	60MXN	1,212	—
JPMorgan Chase	12/6/19	THB	183USD	6	—
JPMorgan Chase	12/6/19	USD	12THB	375	—
JPMorgan Chase	12/10/19	RUB	1,700EUR	23	1
JPMorgan Chase	12/13/19	USD	51SGD	70	—
JPMorgan Chase	12/13/19	USD	31ZAR	463	1
JPMorgan Chase	12/13/19	USD	8ZAR	119	—
JPMorgan Chase	12/13/19	ZAR	1,058USD	72	(2)
JPMorgan Chase	1/10/20	USD	31ZAR	476	—
JPMorgan Chase	1/10/20	ZAR	283USD	18	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

(Amounts In 000s)

Forward Currency Exchange Contracts (continued)
					Unrealized
Counterparty	Settlement		Receive	Deliver	Gain/(Loss)
JPMorgan Chase	1/10/20	ZAR	226USD	15	$ (1)
Morgan Stanley	10/2/19	BRL	101USD	24	—
Morgan Stanley	10/2/19	USD	25BRL	101	1
Morgan Stanley	10/4/19	USD	76INR	5,425	—
Morgan Stanley	10/18/19	USD	9RON	36	—
Morgan Stanley	11/8/19	COP	491,539USD	145	(4)
Morgan Stanley	1/16/20	INR	5,425USD	75	—
RBC Dominion Securities	10/4/19	INR	1,690USD	24	—
RBC Dominion Securities	11/22/19	MXN	387USD	19	—
Royal Bank of Scotland International	10/2/19	BRL	111USD	27	(1)
Royal Bank of Scotland International	10/2/19	USD	27BRL	111	—
Standard Chartered	10/4/19	IDR	17,023USD	1	—
State Street	10/18/19	USD	17RON	70	1
State Street	10/25/19	USD	26CAD	34	—
UBS Investment Bank	10/4/19	USD	34IDR	473,692	—
UBS Investment Bank	10/18/19	CZK	1,406USD	62	(3)
Net unrealized gain (loss) on open forward currency
exchange contracts					$(7)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 2 U.S. Treasury Notes five year contracts	12/19	(238)	$1
Long, 1 U.S. Treasury Notes ten year contracts	12/19	130	(1)
Net payments (receipts) of variation margin to date			—
Variation margin receivable (payable) on open futures contracts			$—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$6+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	9/30/19
T. Rowe Price Government Reserve Fund	$326	¤	¤	$672^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $6 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $672.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in
Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 4,213	$ —	$ 4,213
Short-Term Investments	672	—	—	672
Total Securities	672	4,213	—	4,885
Swaps	—	29	—	29
Forward Currency Exchange Contracts	—	38	—	38
Total	$672	$ 4,280	$ —	$ 4,952
Liabilities
Swaps	$—	$ 1	$ —	$ 1
Forward Currency Exchange Contracts	—	45	—	45
Total	$—	$ 46	$ —	$ 46

[1] Includes Corporate Bonds, Government Bonds.